ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Accounts payable	$ 768	$ 341
Other accrued liabilities	630	241
Accounts payable and other accrued liabilities	$ 1,398	$ 582